DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Mar. 31, 2025	Mar. 31, 2024
Machinery and Equipment [Member] | Minimum
Property, Plant and Equipment
Estimated useful lives of the assets (years)	3 years
Machinery and Equipment [Member] | Maximum
Property, Plant and Equipment
Estimated useful lives of the assets (years)	5 years
Computer Equipment [Member] | Minimum
Property, Plant and Equipment
Estimated useful lives of the assets (years)	3 years
Computer Equipment [Member] | Maximum
Property, Plant and Equipment
Estimated useful lives of the assets (years)	5 years
Software and Software Development Costs [Member]
Property, Plant and Equipment
Estimated useful lives of the assets (years)		3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment
Estimated useful lives of the assets (years)		5 years
Office Equipment [Member]
Property, Plant and Equipment
Estimated useful lives of the assets (years)		5 years